Contract assets	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract assets

Note 5 – Contract assets

Sewage treatment system revenues are recognized over time using an input measure method (cost-to-cost measure of progress method) to measure progress. Under this method, the extent of progress towards completion is measured based on the ratio of total costs incurred to date to the total estimated costs at completion of the performance obligation. Revenues to date are recognized by applying this ratio to the total contract price of the sewage treatment system revenues.

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s consolidated balance sheets as “Contract assets”. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined.

Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

 Contract assets consist of the following:

	December 31, 2023	December 31, 2022

Revenue recognized	$71,023,301	$44,587,741
Less: progress billings	(31,857,462)	(18,497,351)
Contract assets	$39,165,839	$26,090,390
Contract assets, current	$34,280,084	$16,821,489
Contract assets, non-current	$4,885,755	$9,268,901